INVENTORY	12 Months Ended
Feb. 29, 2012
INVENTORY
INVENTORY

6. INVENTORY

        Inventory is comprised of the following:

	February 29, 2012	February 28, 2011
Raw Materials	8,313	9,506
Work in Progress	1,350	851
Finished Goods	15,066	15,730

Total Production Inventory	24,730	26,087
Inventory held for customer service/warranty	2,264	2,117

Total Inventory	26,994	28,204

        Cost of sales for the year ended February 29, 2012 was $29,255 [year ended February 28, 2011 – $67,460], which included $27,180 [year ended February 28, 2011 – $60,351] of costs associated with inventory. The remaining costs of $2,075 [year ended February 28, 2011 – $7,190] related principally to freight, warranty and other direct costs of sales.

        For the year ended February 29, 2012, the Company recognized an impairment loss on inventory of $2,020 [year ended February 28, 2011 – $3,285].